Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 22,610	$ 26,351
Accumulated benefit obligation	22,492	26,081
Fair value of plan assets	$ 16,350	$ 17,623